                                     U. S.
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


            Read instructions at end of Form before preparing Form.
                             Please print or type.
________________________________________________________________________________

1. Name and address of issuer:  EXCELSIOR TAX-EXEMPT FUNDS, INC.
                                73 TREMONT STREET
                                BOSTON, MA O2108
________________________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

                                SEE SCHEDULE "A" ATTACHED

________________________________________________________________________________

3. Investment Company Act File Number:  811-4101


   Securities Act File Number:    2-93068
________________________________________________________________________________

4. Last day of fiscal year for which this notice is filed:  MARCH 31, 1997

________________________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but issuer's 24f-2 declaration:
                                                               [ ]
________________________________________________________________________________

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A, 6):

________________________________________________________________________________

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                                                 NONE
________________________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than to rule 24f-2:
                                                 NONE
________________________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

                                 SEE SCHEDULE "B" ATTACHED
Shares: 3,591,911,610                                      Price: $3,730,524,700
________________________________________________________________________________

________________________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                 SEE SCHEDULE "B" ATTACHED
Shares: 3,591,911,610                                      Price: $3,730,524,700
________________________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction b.7):
                                 SEE SCHEDULE "C" ATTACHED
Shares: 1,490,225                                              Price: $2,819,735
________________________________________________________________________________

12. Calculation of registration fee:
          (I)   Aggregate sale price of securities sold during the fiscal year
                in reliance on rule 24f-2 (from Item 10):                               $               3,730,524,700
                                                                                        -----------------------------

          (ii)  Aggregate price of shares issued in connection with
                dividend reinvestment plans (from Item 11, if applicable):              +                   2,819,735
                                                                                        -----------------------------

          (iii) Aggregate price of shares redeemed or repurchased during
                the fiscal year (if applicable) (SEE SCHEDULE "D" ATTACHED):            -               3,605,829,483
                                                                                        -----------------------------

          (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
                to rule 24e-2(if aplicable):                                            +                           0
                                                                                        -----------------------------

          (v)   Net aggregate price of securities sold and issued during
                the fiscal year in reliance on rule 24f-2 [line (I), plus line
                (ii), less line (iii), plus line (iv)] if applicable:                   $                 127,514,952
                                                                                        -----------------------------

          (vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
                (see instruction C.6):                                                  X                     1/3,300
                                                                                        -----------------------------


          (vii) Fee due [line (I) or line (v)  multiplied by line (vi)]:                $                   38,640.89
                                                                                        -----------------------------

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

________________________________________________________________________________

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                              [X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 05/28/97
________________________________________________________________________________

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ JOHN M. CORCORAN, ASSISTANT TREASURER
                                   -----------------------------------------

                                   JOHN M. CORCORAN, ASSISTANT TREASURER
                                   -------------------------------------
Date  05/28/97
      --------

 *Please print the name and title of the signing officer below the signature.

                                  SCHEDULE "A"
                                  ------------


      NAME OF EACH SERIES OR CLASS OF FUNDS FOR WHICH THIS NOTICE IS FILED:
      ---------------------------------------------------------------------


      CLASS A SHARES OF COMMON STOCK, PAR VALUE $.001
      CLASS B SHARES OF COMMON STOCK, PAR VALUE $.001
      CLASS C SHARES OF COMMON STOCK, PAR VALUE $.001
      CLASS D SHARES OF COMMON STOCK, PAR VALUE $.001
      CLASS E SHARES OF COMMON STOCK, PAR VALUE $.001
      CLASS F SHARES OF COMMON STOCK, PAR VALUE $.001

                                 SCHEDULE "B"
                                 ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR:
--------------------------------------------------------------------------

            SHARES:               PRICE:
            -------               ------

CLASS A:    3,573,643,154     3,573,643,154
CLASS B:        5,916,061        53,851,871
CLASS C:        4,928,889        46,848,045
CLASS D:        2,768,339        23,489,127
CLASS E:        2,037,537        14,270,041
CLASS F:        2,617,630        18,422,462
            -------------    --------------
TOTALS:     3,591,911,610    $3,730,524,700


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR IN
----------------------------------------------------------------------------
RELIANCE UPON REGISTRATION PURSUANT TO RULE 24F-2:
--------------------------------------------------

            SHARES:        PRICE:
            -------        ------

CLASS A:    3,573,643,154     3,573,643,154
CLASS B:        5,916,061        53,851,871
CLASS C:        4,928,889        46,848,045
CLASS D:        2,768,339        23,489,127
CLASS E:        2,037,537        14,270,041
CLASS F:        2,617,630        18,422,462
            -------------    --------------
TOTALS:     3,591,911,610    $3,730,524,700

                                     SCHEDULE "C"
                                     ------------


NUMBER AND AGGREGATE SALE PRICE OF SECURITIES ISSUED DURING THE FISCAL YEAR IN
------------------------------------------------------------------------------
CONNECTION WITH DIVIDEND REINVESTMENT PLANS, IF APPLICABLE:
-----------------------------------------------------------

            SHARES:           PRICE:
            -------           ------

CLASS A:    1,323,711        1,323,711
CLASS B:       69,565          635,343
CLASS C:       56,726          542,894
CLASS D:       24,174          204,804
CLASS E:           73              508
CLASS F:       15,976          112,475
            ---------       ----------
TOTALS:     1,490,225       $2,819,735


                                 SCHEDULE "D"
                                 ------------

AGGREGATE PRICE OF SHARES REDEEMED OR REPURCHASED DURING
--------------------------------------------------------
THE FISCAL YEAR, IF APPLICABLE:
-------------------------------

            PRICE:
            ------

CLASS A:    3,471,948,696
CLASS B:       65,269,781
CLASS C:       29,594,558
CLASS D:       17,736,590
CLASS E:          931,434
CLASS F:       20,348,424
           ==============
TOTAL:     $3,605,829,483

